UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street,  Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

11/30

Date of reporting period:  11/30/13

Item 1.  Reports to Stockholders.

Witherspoon Managed Futures Strategy Fund

Class A Shares: CTAAX

Class I Shares: CTAIX

Annual Report

November 30, 2013

1-855-754-7934

Distributed by Northern Lights Distributors, LLC

Member FINRA

Witherspoon Managed Futures Strategy Fund

Annual Letter to Shareholders for the year ended November 30, 2013

The Witherspoon Managed Futures Strategy Fund (the “Fund”) began operating on January 18, 2013 with an initial NAV of $10.00 per share. Since inception through the end of the Fund’s fiscal year, November 30, 2013, Class A Shares (with No Load) returned −4.43%, Class A Shares (with Maximum Load 5.75%) returned −9.92%, and Class I Shares returned −4.34%. During the period, the Fund underperformed the Barclay BTOP50 Index (the “Managed Futures Index”) which returned −0.26%.

Past performance is not necessarily indicative of future results.

Fund Strategy

The Fund’s stated investment objective is to generate positive long-term absolute returns.  The Fund’s investment adviser, Witherspoon Asset Management LLC (“Witherspoon” or the “Adviser”) seeks to achieve positive risk-adjusted returns in a variety of market environments, while also attempting to provide diversification and non-correlation benefits relative to both traditional and alternative investments using two principal classes of investment strategies, a Managed Futures Strategy and a Fixed Income Strategy.

The Managed Futures Strategy is designed to capture returns related to trends in the commodity and financial futures markets by investing primarily in the securities of pooled investment vehicles as well as swap contracts and structured notes.  The Fixed Income Strategy uses a combination of security selection strategies that emphasizes capital preservation and liquidity.

Witherspoon employs both a bottom-up and a top-down approach to implement the Managed Futures Strategy and to manage it on an ongoing basis.  The Adviser embraces a portfolio construction concept known as design diversification, whereby managers are selected, and capital weightings are determined based on future expected performance rather than relying strictly on past performance as determinative.  The portfolio is constructed to be diversified across different metrics, including trading methodologies, trading time horizons, and markets traded.

Witherspoon allocates capital among managers in four distinct strategy groups:  Discretionary & Global Macro, Sector Specialists, Short-Term Traders, and Trend Followers.  Witherspoon believes the wide variety of underlying styles and approaches within and between these strategy groups allows for a full expression of the benefits of portfolio construction according to the tenets of Modern Portfolio Theory.  Witherspoon has an allocation preference for the Discretionary & Global Macro traders and Sector Specialists based on the Adviser’s belief that these two groups offer the greatest potential portfolio benefits.

The Witherspoon team is confident in the potential benefits of our approach to portfolio design.  We believe a portfolio construction approach that focuses on diversification and prudent allocations across our four strategy groups may deliver consistent results through a variety of market conditions.

Market Conditions

Loose global monetary conditions, most notably the US Federal Reserve’s ongoing Quantitative Easing (“QE”) strategy, had a major impact on financial and commodity markets throughout 2013.  In the early part of the year, the “risk on, risk off” phenomenon that had characterized price activity for the previous few years predominated.   Beginning in May, however, the possibility of a less accommodative monetary policy from the Fed, (“tapering”), seemed to infect market participants with a severe case of doubt, causing several months of market volatility.  These concerns eased near the end of September after comments by Fed Chairman Bernanke appeared to settle markets.

There were other political and economic issues arising during the year that contributed to market disquiet and increased volatility.  Most notable were unrest across the Middle East (Syria and Egypt), political gridlock in the US concerning the federal budget and debt ceiling, ongoing debt and recession concerns across Southern Europe, and aggressive foreign policy initiatives from a number of important state actors (Russia, Iran, China, and North Korea).

Fund Performance

The managers in the Witherspoon Managed Futures Strategy Fund’s (the “Fund”) four strategy groups navigated difficult market conditions since the inception of the Fund with varying degrees of success.  The Discretionary & Global Macro group was profitable as it demonstrated its ability to adjust its positioning quickly in the face of changing market dynamics.  The Fund’s Sector Specialists and Short-Term Traders were whipsawed by price action, especially during the late spring and summer months, particularly in financial markets.  The Fund’s worst performing strategy group over the year was the Trend Followers.  This group provided gains early in the year and during the fourth calendar quarter, but these only partially compensated for losses generated during the late spring through the summer.

Performance Attribution By Strategy Group For Class I Shares: January 18, 2013 – November 30, 2013

Strategy Classifications	Average Daily Percentage Allocation	Estimated Performance Contribution by Strategy Class
Discretionary & Global Macro	23.69%	+1.41%
Sector Specialists	25.93%	-1.88%
Short-Term Traders	27.73%	-1.53%
Trend Followers	22.65%	-2.73%
Total CTA Contribution	100.00%	-4.72%
Fixed Income		+0.38%
Total		-4.34%

The majority of the Fund’s losses came from positions in global fixed-income, chiefly bonds, although short-term interest rate trading also was unprofitable.  The energy sector and base metals accounted for the remainder of losses.  The Fund’s most notable gains came from positions in agricultural and currency markets.  Stock index trading was volatile throughout the year, but ultimately profitable.  Precious metals also provided positive results.

Outlook and Positioning

There remain profound questions about the sustainability of what has been an extremely weak recovery from the Great Recession.   Global economic fundamentals are lackluster despite years of unprecedented fiscal and monetary intervention by government and monetary authorities.  Geopolitical concerns centering on the Middle East and Northeast Asia persist.  It is likely that these factors, as well as other unforeseen exogenous shocks, will continue to challenge financial and commodity markets during the coming year.

During the past year, Witherspoon has made adjustments to the Fund’s portfolio to better position it for the chaotic and abrupt price movement that characterized many markets.  Witherspoon initially allocated capital approximately evenly among its four strategy groups.  Over the course of 2013, Witherspoon began to shift capital away from Trend Followers and towards the other three strategy groups.  As of November 30, 2013, the allocation to Trend Followers was down to approximately 10%, with the balance split relatively evenly among the Short-Term Traders, Sector Specialists, and Discretionary & Global Macro traders.  Going forward, we anticipate that the allocations to Sector Specialists and Discretionary & Global Macro managers will grow at the expense of Short-Term Traders.

Witherspoon believes its investment approach can provide long-term capital growth and diversification benefits to an investor’s investment portfolio.  We are confident that the Fund’s portfolio is well-positioned to meet its stated investment objectives even if financial and economic conditions remain ambiguous.

The Witherspoon team thanks you for investing in the Witherspoon Managed Futures Strategy Fund.

NOTES AND DISCLAIMERS

The BTOP50 Index seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses, or sales charges.

Alternative Investment Manager – An individual or firm that pursues an investment strategy other than traditional, long-only investments in stocks, bonds, or cash.

Commodity Trading Advisor – An individual or firm registered with the National Futures Association who provides individualized advice regarding the buying and selling of futures contracts or options on futures, or certain foreign exchange contracts.

Discretionary trading strategies rely upon decision-based trading, whereby a trader uses experience and judgment to decide which security to trade, whether to buy or sell, and to determine the size and timing of the transaction.

Diversification is a risk reduction technique that mixes a wide variety of investments within a portfolio.  The rationale behind this technique contends that a portfolio of different kinds of investments will, on average, yield higher returns and pose a lower risk than any individual investment found within the portfolio.

Global Macro is the strategy of investing on a large scale around the world using economic theory to justify the decision making process. The strategy typically is based on forecasts and analysis about interest rates trends, the general flow of funds, political changes, government policies, inter-government relations, and other broad systemic factors.

Modern Portfolio Theory is the strategy of investing on a large scale around the world using economic theory to justify the decision making process. The strategy typically is based on forecasts and analysis about interest rates trends, the general flow of funds, political changes, government policies, inter-government relations, and other broad systemic factors

Sector Specialists – Traders who employ a distinctive trading approach or method limited set of related markets (e.g. grains, precious metals, energy, etc.).

Short-Term Traders employ quantitative strategies in which the holding period for a trade ranges between intraday to few weeks.

Trend Followers use strategies that attempt to capture gains through the analysis of a security’s price momentum in a particular direction. A trend follower generally enters into a long position when a security is trending upward (successively higher highs). Conversely, a trend follower generally enters into a short position when the security is in a down trend (successively lower highs).

0353-NLD-1/24/2014

Witherspoon Managed Futures Strategy Fund

PORTFOLIO REVIEW (Unaudited)

November 30, 2013

The Fund’s performance figures* for the period ended November 30, 2013, compared to its benchmark:

Inception**- November 30, 2013
Witherspoon Managed Futures Strategy Fund – Class A	(4.40)%
Witherspoon Managed Futures Strategy Fund – Class A with load	(9.90)%
Witherspoon Managed Futures Strategy Fund – Class I	(4.30)%
Barclays BTOP50 Index	(0.26)%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%, where applicable.  Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses after fee waiver are 2.10% for Class A shares and 1.85% for Class I shares per the January 18, 2013, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-754-7934.

** Inception date is January 18, 2013.

The Barclay BTOP50 Index ("BTOP50") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2013 there are 20 funds in the BTOP50 Index.

Comparison of the Change in Value of a $10,000 Investment

Witherspoon Managed Futures Strategy Fund

PORTFOLIO REVIEW (Unaudited) (Continued)

November 30, 2013

          The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds	43.8%
U.S. Treasury	13.2%
Commodity Trading Advisors	5.2%
Other, Cash & Cash Equivalents	37.8%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for more detailed analysis of the Fund’s holdings.

Witherspoon Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
November 30, 2013

Shares		Value
	COMMODITY TRADING ADVISOR - 5.2%
1,508,253	wPraxis Fund Ltd* (Cost $1,575,000)	$ 1,594,239

	EXCHANGE TRADED FUNDS - 43.8%
	DEBT FUNDS - 43.8%
21,336	iShares Barclays 1-3 Year Credit Bond ETF	2,251,801
4,000	iShares Floating Rate Bond ETF	202,520
4,000	PIMCO Enhanced Short Maturity ETF	406,160
71,000	SPDR Barclays Short Term Corporate Bond ETF	2,189,640
12,000	SPDR Blackstone / GSO Senior Loan ETF	600,586
14,000	Vanguard Intermediate-Term Corporate Bond ETF	1,174,880
27,000	Vanguard Short-Term Bond ETF	2,177,010
32,000	Vanguard Short-Term Corporate Bond ETF	2,566,080
28,000	Vanguard Short-Term Government Bond ETF	1,708,280
	TOTAL EXCHANGE TRADED FUNDS (Cost $13,305,408)	13,276,957

	SHORT-TERM INVESTMENTS - 35.8%
	MONEY MARKET FUND - 22.6%
6,845,437	AIM STIT Liquid Assets Portfolio, to yield 0.02%+ *	6,845,437

Principal ($)
	U.S. TREASURY - 13.2%
1,000,000	United States Treasury Bill due 12/26/2013, 0.065%	999,987
1,000,000	United States Treasury Bill due 1/30/2014, 0.0450%	999,958
1,000,000	United States Treasury Bill due 2/20/2014, 0.080%	999,918
1,000,000	United States Treasury Bill due 3/20/2014, 0.030%	999,799
		3,999,662

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,845,099)	10,845,099

	TOTAL INVESTMENTS - 84.8% (Cost $25,725,507) (a)	$ 25,716,295
	OTHER ASSETS AND LIABILITIES - 15.2%	4,607,175
	NET ASSETS - 100.0%	$ 30,323,470

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $24,820,645 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 936,122
	Unrealized depreciation:	(40,472)
	Net unrealized appreciation:	$ 895,650
* All or a portion of this security is a holding of the Witherspoon Fund Ltd.
+ Money market fund; interest rate reflects seven-day effective yield on November 30, 2013.

See accompanying notes to financial statements.

Witherspoon Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2013

SWAP CONTRACT	Unrealized Gain/(Loss)

The Deutsche Bank Total Return Swap provides exposure to the daily, total returns of the Witherspoon Index, a proprietary index of the London Branch of Deutsche Bank AG.  The Witherspoon Index features a basket of commodity trading advisor (“CTA”) programs selected by Witherspoon Asset Management LLC from an approved list of third-party managers offered through Deutsche Bank AG on its DB Select platform.  The Witherspoon Index comprises a diversified collection of strategy and style types, including trend following, short-term trading, discretionary, global macro, and sector specialists.  According to the terms of the swap, Witherspoon Asset Management LLC can modify the Witherspoon Index as frequently as daily, on a T+1 basis, by adjusting the notional value of the Witherspoon Index, or by adding, deleting, or re-weighting the constituent CTA programs.  The swap became effective on February 15, 2013 and has a term of five years therefrom unless terminated earlier. (Notional Value $28,806,464)

Total Net Unrealized Loss on Swap Contract	$ (950,178)

See accompanying notes to financial statements.

Witherspoon Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
November 30, 2013

ASSETS
Investment in Securities (cost $25,725,507)	$ 25,716,295
Cash Deposits with Broker	5,651,500
Receivable for Fund shares sold	25,059
Dividends and Interest receivable	7,641
Due from Adviser	2,781
Prepaid expenses and other assets	18,192
TOTAL ASSETS	31,421,468

LIABILITIES
Unrealized depreciation on swap contracts	950,178
Payable for closed swap transaction	109,310
Fees payable to other affiliates	11,320
Payable for Fund shares repurchased	2,019
Distribution (12b-1) fees payable	98
Accrued expenses and other liabilities	25,073
TOTAL LIABILITIES	1,097,998
NET ASSETS	$ 30,323,470

Net Assets Consist Of:
Paid in capital	$ 31,607,754
Undistributed net investment loss	(212,726)
Accumulated net realized loss from security transactions	(112,168)
Net unrealized depreciation of investments and swap contracts	(959,390)
NET ASSETS	$ 30,323,470

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 428,554
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	44,841
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 9.56
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$ 10.14

Class I Shares:
Net Assets	$ 29,894,916
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,125,185
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 9.57

(a)	On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to financial statements.

Witherspoon Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Period Ended November 30, 2013*

INVESTMENT INCOME
Dividend Income	$ 110,711
Interest Income	1,594
Less: Foreign withholding taxes	(14)
TOTAL INVESTMENT INCOME	112,291

EXPENSES
Investment advisory fees	259,771
Distribution (12b-1) Fees:
Class A	696
Transfer agent fees	100,124
Legal fees	43,445
Administrative services fees	35,631
Registration fees	34,004
Accounting services fees	26,614
Audit fees	17,056
Compliance officer fees	16,191
Printing and postage expenses	15,898
Custodian fees	4,981
Trustees fees and expenses	4,151
Insurance expense	1,660
Other expenses	3,322
TOTAL EXPENSES	563,544

Less: Fees waived/expenses reimbursed by the Adviser	(238,527)

NET EXPENSES	325,017
NET INVESTMENT LOSS	(212,726)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Security transactions	182
Distributions of realized gains from underlying investment companies	460
Swap contracts	(112,810)
(112,168)

Net change in unrealized appreciation (depreciation) of:
Security transactions	(9,212)
Swap contracts	(950,178)
(959,390)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,071,558)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (1,284,284)

* The Witherspoon Managed Futures Strategy Fund commenced operations on January 18, 2013.

See accompanying notes to financial statements.

Witherspoon Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

Period Ended
November 30,
2013**
FROM OPERATIONS
Net investment loss	$ (212,726)
Net realized loss from security transactions and swap contracts	(112,628)
Distributions of capital gains from underlying investment companies	460
Net change in unrealized appreciation (depreciation) of investments and swap contracts	(959,390)
Net decrease in net assets resulting from operations	(1,284,284)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	622,337
Class I	35,724,592
Redemption fee proceeds:
Class A	1
Class I	3,462
Payments for shares redeemed:
Class A	(166,006)
Class I	(4,576,632)
Net increase in net assets resulting from shares of beneficial interest	31,607,754

TOTAL INCREASE IN NET ASSETS	30,323,470

NET ASSETS
Beginning of Period	-
End of Period *	$ 30,323,470
*Includes undistributed net investment loss of:	$ (212,726)

SHARE ACTIVITY
Class A:
Shares Sold	62,164
Shares Redeemed	(17,323)
Net increase in shares of beneficial interest outstanding	44,841

Class I:
Shares Sold	3,600,173
Shares Redeemed	(474,988)
Net increase in shares of beneficial interest outstanding	3,125,185

** The Witherspoon Managed Futures Strategy Fund commenced operations on January 18, 2013.

See accompanying notes to financial statements.

Witherspoon Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

Period Ended November 30, 2013 (1)	Class A		Class I
Net asset value, beginning of period	$ 10.00		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.11)		(0.09)
Net realized and unrealized
loss on investments	(0.33)		(0.34)
Total from investment operations	(0.44)		(0.43)

Paid-in-Capital From Redemption Fees (3)	0.00		0.00

Net asset value, end of period	$ 9.56		$ 9.57

Total return (4)(8)	(4.40)%		(4.30)%

Net assets, at end of period (000s)	$ 429		$ 29,895

Ratio of gross expenses to average
net assets (5)(6)	3.27%	(7)	3.02%	(7)
Ratio of net expenses to average
net assets (6)	1.99%	(7)	1.74%	(7)
Ratio of net investment loss
to average net assets (6)	(1.38)%	(7)	(1.13)%	(7)

Portfolio Turnover Rate	34%	(8)	34%	(8)

(1)	The Witherspoon Managed Futures Strategy Fund commenced operations on January 18, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)

Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7) Annualized.
(8) Not annualized.

See accompanying notes to financial statements.

Witherspoon Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

November 30, 2013

1.

ORGANIZATION

The Witherspoon Managed Futures Strategy Fund (the “Fund”) is a non-diversified series of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund seeks positive long-term absolute returns. The Fund commenced operations on January 18, 2013.

The Fund currently offers Class A and Class I shares. Class I shares are offered at net asset value.   Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current  bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can

Witherspoon Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2013

be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process  – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Witherspoon Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2013

The Fund utilizes various methods to measure fair value of all of their investments on a recurring basis.   GAAP establishes the hierarchy that prioritizes inputs to valuation methods.   The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of November 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Witherspoon Managed Futures Strategy Fund
Assets *	Level 1	Level 2	Level 3	Total
Commodity Trading Advisors	$ -	$ 1,594,239	$ -	$ 1,594,239
Exchange Traded Funds	13,276,957	-	-	13,276,957
Money Market Fund	6,845,437	-	-	6,845,437
U.S. Treasuries	-	3,999,662	-	3,999,662
Total	$ 20,122,394	$ 5,593,901	$ -	$ 25,716,295
Liabilities
Swap Contracts	$ -	$ 950,178	$ -	$ 950,178
Total	$ -	$ 950,178	$ -	$ 950,178

Witherspoon Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2013

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

* See Portfolio of Investments for industry classification.

Exchange Traded Funds - The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Swap Agreements – The Fund is subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective.  The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Consolidated Statements of Operations. Periodic payments and receipts and liquidation payments received or made at the termination of the swap agreement are recorded as realized gains or losses on the Consolidated Statements of Operations. The Fund segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statements of Assets and Liabilities.  The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. As of November 30, 2013, the net change in unrealized depreciation on the swap contract was $950,178. For the period ended November 30, 2013, the Fund had realized loss of $112,810 from swap contracts.

Witherspoon Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2013

Offsetting of Financial Assets and Derivative Assets

The following table presents the Fund’s asset derivative available for offset under a master netting arrangement net of collateral pledged as of December 31, 2013.

Consolidation of Subsidiary – Witherspoon Fund Limited (WFL) – The Consolidated Portfolio of Investments, Consolidated Statement of Asset and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and the Consolidated Financial Highlights of the Fund include the accounts of WFL, which is a wholly-owned and controlled foreign subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

A summary of the Funds’ investment in the CFCs is as follows:

	Inception Date of CFC	CFC Net Assets at November 30, 2013	% of Fund Net Assets at November 30, 2013
WFL	2/11/2013	6,906,485	22.78%

For tax purposes, WFL is an exempted Cayman investment company.  WFL has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes.  No such taxes are levied in the Cayman Islands at the present time.  For U.S. income tax purposes, WFL is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax.  However, as a wholly-owned Controlled Foreign Corporation, WFL’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures programs, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk - Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Witherspoon Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2013

Credit Risk - Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk - Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than

Witherspoon Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2013

not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (none), or expected to be taken in the Fund’s 2013 tax returns. The Fund has identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended November 30, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $15,381,408 and $501,182, respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Witherspoon Asset Management, LLC (the “Fund Manager”) serves as the Fund’s Investment Adviser (the “Adviser”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.40% of average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until March 31, 2014, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses,

Witherspoon Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2013

borrowing costs such as interest and dividend expenses on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.99% per annum of Class A average daily net assets, and 1.74% per annum for Class I average daily net assets.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and each Fund's Operating Expenses attributable to Class A and Class I shares are subsequently less than 1.99% and 1.74% of average daily net assets, respectively, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.99% and 1.74% of average daily net assets for Class A and Class I, respectively. If the Operating Expenses attributable to the Class A and Class I shares subsequently exceed 1.99% and 1.74% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Adviser may seek recoupment only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

Distributor- The Board has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at annual rate of 0.25% of the average daily net assets attributable to Class A and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of GFS. On sales of Class A shares for the period ended November 30, 2013, the Distributor received $2 from front-end sales charges of which $0 was retained by the underwriter or other affiliated broker-dealers.

Pursuant to separate servicing agreements with GFS, The Funds pay GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Witherspoon Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2013

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

5.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days, effective March 1, 2103 the Fund will not charge a redemption fee on Class A and Class I shares redeemed within 30 days of purchase.  The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs.  For the period ended November 30, 2013, the Fund assessed $1 for Class A and $3,462 for Class I in redemption fees.

6.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of November 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to adjustments for the Fund’s wholly owned subsidiary.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $212,778.

7.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees

Northern Lights Fund Trust II and

Shareholders of

Witherspoon Managed Futures Strategy Fund

We have audited the accompanying consolidated statement of assets and liabilities of Witherspoon Managed Futures Strategy Fund, a series of Northern Lights Fund Trust II (the “Trust”), including the portfolio of investments, as of November 30, 2013, and the related consolidated statement of operations, the consolidated statement of changes in net assets and the financial highlights for the period January 18, 2013 (commencement of operations) through November 30, 2013.  These financial statements and financial highlights are the responsibility of the Trust’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of November 30, 2013, by correspondence with the custodian and broker.   We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Witherspoon Managed Futures Strategy Fund as of November 30, 2013, and the results of its consolidated operations, the consolidated statement of changes in its net assets and the consolidated financial highlights for the period January 18, 2013 through November 30, 2013, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

January 29, 2014

Witherspoon Managed Futures Strategy Fund

EXPENSE EXAMPLES (Unaudited)

November 30, 2013

As a shareholder of Witherspoon Managed Futures Strategy Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2013 through November 30, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 6/1/13	Ending Account Value 11/30/13	Expenses Paid During Period* 6/1/13 – 11/30/13	Expense Ratio During Period** 6/1/13 – 11/30/13
Class A	$1,000.00	$957.90	$9.77	1.99%
Class I	1,000.00	958.00	8.54	1.74

Hypothetical (5% return before expenses)	Beginning Account Value 6/1/13	Ending Account Value 11/30/13	Expenses Paid During Period* 6/1/13 – 11/30/13	Expense Ratio During Period** 6/1/13 – 11/30/13
Class A	$1,000.00	$1,015.09	$10.05	1.99%
Class I	1,000.00	1,016.34	8.80	1.74

*Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**Annualized.

Witherspoon Managed Futures Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited)

November 30, 2013

Factors Considered by the Trustees in approval of AN INVESTMENT ADVISORY Agreement

At a meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on November 26, 2012, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Witherspoon Managed Futures Strategy Fund  (the “Fund”) and Witherspoon Asset Management, LLC (“Witherspoon Asset Management”).

In advance of the Meeting, the Board requested and received materials to assist them in considering the Investment Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Investment Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Investment Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Funds.  The materials also included due diligence materials relating to Witherspoon Asset Management (including due diligence questionnaires completed by Witherspoon Asset Management, Witherspoon Asset Management’s Forms ADV, select financial information of Witherspoon Asset Management, bibliographic information regarding Witherspoon Asset Management’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information.  Based on their evaluation of the information provided by Witherspoon Asset Management, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Investment Advisory Agreement with respect to the Fund.  The Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

In considering the approval of the Investment Advisory Agreement with respect to the Fund and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.  In their deliberations considering the Investment Advisory Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of the Fund’s particular circumstances.

Nature, Extent and Quality of Services.  During the discussions with Witherspoon Asset Management, the Board reviewed materials provided by Witherspoon Asset Management related to the proposed Investment Advisory Agreement with the Trust, including a description of the manner in which investment decisions will be made and executed, a review of the professional personnel performing services for the Fund, including the team of individuals that would be primarily responsible for monitoring and executing the investment process. The Board then discussed the extent of Witherspoon Asset Management’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board considered Witherspoon Asset Management’s specific responsibilities in all aspects of the day-to-day management of the Fund.  Additionally, the Board received satisfactory responses from the representative of Witherspoon Asset Management with respect to a series of important questions, including whether Witherspoon Asset Management was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Fund; and whether Witherspoon Asset Management has procedures in place to adequately allocate trades among its respective clients.  The Board reviewed the descriptions provided by Witherspoon Asset Management of its practices for monitoring compliance with each Fund’s investment limitations, noting that Witherspoon Asset Management’s CCO will periodically review the portfolio manager’s performance of their duties with respect to the Fund to ensure compliance under Witherspoon Asset Management’s compliance program. The Board then reviewed the capitalization of

Witherspoon Managed Futures Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

November 30, 2013

Witherspoon Asset Management based on financial information and other materials provided by Witherspoon Asset Management and discussed such materials with Witherspoon Asset Management. The Board concluded that Witherspoon Asset Management was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to the Fund. The Board also concluded that Witherspoon Asset Management had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Witherspoon Asset Management were satisfactory and reliable.

Performance.  Board noted that Witherspoon Asset Management and Witherspoon were newly formed and that Witherspoon Asset Management does not manage any other fund or separate account in the same strategy as Witherspoon.  Accordingly, the Board was not able to consider the past performance of Witherspoon Asset Management in its evaluation.

Fees and Expenses.  As to the costs of the services to be provided and profits to be realized by Witherspoon Asset Management, the Board reviewed and discussed a comparison of the Fund’s management fee and overall expense ratio to a peer group of funds constructed by Witherspoon Asset Management with similar investment objectives and strategies and of similar size.  The Board also considered any fall-out benefits likely to accrue to Witherspoon Asset Management or its affiliates from its relationship with the Fund.  The Board reviewed the contractual arrangements for the Fund, including a proposed operating expense limitation agreement pursuant to which Witherspoon Asset Management had agreed to waive or limit its management fee and/or reimburse expenses and to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.99%, 1.74%, 2.74% and 1.99% of the Fund’s average net assets, for Class A, Class I, Class C and Class N Shares, respectively, at least until March 31, 2014 and found such arrangements to be beneficial to shareholders.  The Board noted that Witherspoon proposed to charge the Fund an advisory fee at an annual rate of 1.40% based on the average net assets the Fund.  The Board concluded that, based on Witherspoon Asset Management’s experience and expertise, and the services to be provided by Witherspoon Asset Management to the Fund, the fees to be charged by Witherspoon Asset Management were reasonable.

Profitability.  The Board also considered the level of profits that could be expected to accrue to Witherspoon Asset Management with respect to the Fund based on break even and profitability reports and analyses reviewed by the Board and the selected financial information of Witherspoon Asset Management provided by Witherspoon Asset Management.  With respect to Witherspoon Asset Management, the Trustees concluded that based on the services provided and the projected growth of the Fund, the fees were reasonable and that anticipated profits from Witherspoon Asset Management’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed Witherspoon Asset Management’s expectations for growth of the Fund and concluded that the start-up phase of the fund may be too soon to properly evaluate all of the economies of scale.  The Board concluded that any material economies of scale would not be achieved in the near term.

Conclusion.  Having requested and received such information from Witherspoon Asset Management as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that (a) the terms of the Investment Advisory Agreement are reasonable; (b) the investment advisory fees are reasonable; and (c) the Investment Advisory Agreement is in the best interests of the Fund and its shareholders.

Witherspoon Managed Futures Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited)

November 30, 2013

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Thomas T. Sarkany 1946	Trustee since October 2011	President, TTS Consultants, LLC since 2010 (financial services); Director of Marketing and of Asset Management; Director of Index Licensing, Value Line (from 1994 to 2010).	26	Director, Value Line Funds; Director, Value Line, Inc.; Director, Aquila Distributors, Trustee, Northern Lights ETF Trust
Anthony H. Lewis 1946	Trustee Since May 2011	Chairman and CEO of The Lewis Group USA (executive consulting firm).	26	Director, Chairman of the Compensation Committee, and Member of the Audit Committee of Torotel Inc. (Magnetics, Aerospace and Defense)
Keith Rhoades 1948	Trustee Since May 2011	Director and then Senior Director, General Ledger/Financial Research, Union Pacific Railroad (from 1988 to 2008). Retired since 2008.	26	NONE
Randal D. Skalla 1962	Trustee since May 2011	President, L5 Enterprises, Inc. since 2001 (financial services company).	26	Orizon Investment Counsel (financial services company) Board Member

Witherspoon Managed Futures Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

November 30, 2013

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Brian Nielsen** 1972	Trustee Since May 2011

General Counsel and Secretary (since 2001) of CLS Investments, LLC; General Counsel and Secretary (since 2001) of Orion Advisor Services, LLC; Manager (since 2012), General Counsel and Secretary (since 2003) of NorthStar Financial Services Group, LLC; CEO (since 2012), General Counsel and Secretary (since 2003), Manager (since 2005), President (from 2005 to 2013) of Northern Lights Distributors, LLC; Secretary and Chief Legal Officer (since 2003) of AdvisorOne Funds; Director, Secretary and General Counsel (since 2004) of Constellation Trust Company; Manager (since 2008), General Counsel and Secretary (since 2011), Assistant Secretary (from 2004 to 2011) of Northern Lights Compliance Services, LLC; Trustee (since 2011) of Northern Lights Fund Trust II; General Counsel and Secretary (since 2011) and Assistant Secretary (from 2004 to 2011) of Gemcom, LLC; General Counsel and Secretary (since 2012) and Assistant Secretary (from 2003 to 2012) of Gemini Fund Services, LLC; Manager (since 2012) of Arbor Point Advisors, LLC; General Counsel and Secretary (since 2013) of Gemini Hedge Fund Services, LLC; General Counsel and Secretary (since 2013) of Gemini Alternative Funds, LLC; Assistant Secretary (from 2011 to 2013) of Northern Lights Fund Trust; and Assistant Secretary (from 2011 to 2013) of Northern Lights Variable Trust.

			26	NONE
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 1969	President Since January 2013	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Gemcom, LLC (since 2004).	N/A	N/A
James P. Ash 80 Arkay Drive. Hauppauge, NY 11788 1976	Secretary Since May 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A

Witherspoon Managed Futures Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

November 30, 2013

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Emile R. Molineaux 80 Arkay Drive Hauppauge, NY 11788 1962	Chief Compliance Officer and Anti Money Laundering Officer Since May 2011

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2003 -  2011); CCO of Various clients of Northern Lights Compliance Services, LLC, (Secretary 2003-2011 and Senior Compliance Officer since 2011).

			N/A	N/A
Erik Naviloff 80 Arkay Drive Hauppauge, NY 11788 1968	Treasurer, Since January 2013	Vice President of Gemini Fund Services, LLC (since 2012); Assistant Vice President, Gemini Fund Services, (2007 - 2012); Senior Accounting Manager, Fixed Income, Dreyfus Corporation (2002 to 2007).	N/A	N/A

*  The term of office for each Trustee and Officer listed above will continue indefinitely.

** Brian Nielsen is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, and Transfer Agent), Northern Lights Distributors, LLC (the Fund’s Distributor), Northern Lights Compliance Services, LLC (the Fund’s compliance service provider) and Gemcom, LLC (the Fund’s Edgar and printing service provider).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-754-7934.

11/30/13-NLII-V4

Privacy Policy

                                               Rev. January 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-402-493-4603

Page 2

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Gemini Alternative Funds, LLC

•

Gemini Hedge Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7934 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7934.

INVESTMENT ADVISOR

Witherspoon Asset Management LLC

15 Chambers Street

Princeton, New Jersey 08542

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Rhoades is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2013 - $ 14,000

(b)

Audit-Related Fees

2013 - None

(c)

Tax Fees

2013 – $ 3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2013 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2013

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2013 - $ 3,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

2/7/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

        Kevin E. Wolf, President

Date

2/7/14

By (Signature and Title)

/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

2/7/14